Summary of Significant Accounting Policies - Schedule of Spot Exchange Rates and Average Exchange Rates (Details)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Year average RMB [Member]
Schedule of Spot Exchange Rates and Average Exchange Rates [Line Items]
Currency exchange rates	0.071019	0.072163	0.071671
Year-end RMB [Member]
Schedule of Spot Exchange Rates and Average Exchange Rates [Line Items]
Currency exchange rates	0.06898	0.072567	0.072203